Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder shares

On October 25, 2022, the sponsor acquired 2,156,250 Class B ordinary shares for an aggregate purchase price of $25,000. On February 10, 2023, our sponsor surrendered, and we cancelled, an aggregate of 718,750 Class B ordinary shares held by our sponsor pursuant to a share surrender agreement dated January 13, 2023. The Initial Shareholders have agreed to forfeit up to 187,500 Founder Shares to the extent that the over-allotment option is not exercised in full so that the Initial Shareholders collectively own 20% of the number of Class A ordinary shares and Class B ordinary shares outstanding shares upon completion of the Proposed Public Offering (assuming the Initial

Shareholders do not purchase any Public Shares in the IPO and excluding the Private Units). On March 28, 2023, the underwriters over-allotment was exercised in full upon our initial public offering and none of the founder shares were subject to forfeiture.

The Company believed that it was appropriate to reflect the surrender and cancellation of 718,750 Class B ordinary shares on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented. As of September 30, 2024 and December 31, 2023, the Company had 1,437,500 Class B ordinary shares issued and outstanding.

As of October 25, 2022, the sponsor assigned, for nominal consideration, 420,000 Class B shares to Space Frontier Investment Holding Limited, 350,000 shares to Fen Zhang, our former CEO and Chairman of the board of directors, and 10,000 shares to each of our independent directors including John O’Donnell, Mitchell Cariaga, and Lauren Simmons. The transfer of the founders shares from the sponsor to Space Frontier Investment Holding Limited and our directors included restrictions on the sale or transfer of those shares, as well as other rights and obligations, identical to that between us and our sponsor, except that only our sponsor is obligated to forfeit shares in the event that no over-allotment option is exercised in connection with the closing of our initial public offering.

The sponsor, as well as our advisor Space Frontier Investment Holding Limited, and our current and past directors have agreed not to transfer, assign or sell its founder shares until the earlier to occur of: (i) one year after the date of the consummation of the Company’s Initial Business Combination or (ii) the date on which the closing price of the Company’s Class A ordinary shares equals or exceeds $12.50 per Class A ordinary share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing six months after our initial business combination.

As of September 30, 2024 and December 31, 2023, the Company did not record share-based compensation expenses for ordinary shares assigned to initial board of directors and Space Frontier Investment Holding Limited, because the Initial Business Combination is not considered probable until it occurs.

Working Capital Loan

The sponsor or affiliates of the sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as the Company may require, of which up to $1,151,000 of such loans may be convertible into up to an additional 115,100 Private Units at a price of $10.00 per unit (the “Working Capital Units”), and, in connection therewith, will issue and deliver up to an aggregate of 115,100 rights (the “Working Capital Rights”) and 115,100 warrants (the “Working Capital Warrants”). Working Capital Warrants are not transferrable (except to certain permitted transferees as described in the Warrant Agreement between the Company and Continental Stock Transfer & Trust Company, until after the consummation by the Company of an initial Business Combination. Working Capital Warrants are issuable in the same form as the Public Warrants, except that they shall not be redeemable by the us so long as they are held by their initial purchasers or any of permitted transferees thereof. As of September 30, 2024 and December 31, 2023, the Company had no working capital loans due to the sponsor or its affiliates.

Promissory Note — Related Party

Promissory notes as extension Loans

In order to finance transaction costs in connection with extending time to complete a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Extension Loans”). Such Extension Loans would be evidenced by promissory notes. In June 2024, the Company issued one non-interest bearing unsecured promissory note, in an amount of $575,000, to the Sponsor in exchange for Sponsor depositing such amount into the Company’s trust account in order to extend the amount of time it has available to complete a business combination until September 28, 2024. The promissory note is payable on the earlier of (i) September 28, 2024, or (ii) the date on which the Company consummates its business combination with Huajin.

On September 26, 2024, the shareholders approved the amendment to the Articles and Memorandum of Association (“Amended and Restated Amended and Restated”), pursuant to which the Company has the right to extend the time to complete a business combination six (6) times for an additional one (1) month each time from September 28, 2024 to March 28, 2025 by depositing into the trust account $172,500 for each one-month extension. On September 28, 2024 and October 28, 2024, the Company issued two unsecured promissory notes, each in an amount of $172,500, to the Sponsor in exchange for Sponsor depositing such amount into the Company’s trust account in order to extend the amount of time it has available to complete a business combination until November 28, 2024. In addition, the promissory note of $575,000 issued in June 2024 was also extended and is payable on the earlier of (i) March 28, 2025, or (ii) the date on which the Company consummates its business combination with Huajin.

In the event that a Business Combination does not close by November 28, 2024, or up to March 28, 2025 and no amounts will thereafter be due thereon.

As of September 30, 2024 and December 31, 2023, the Company had promissory notes as extension loans of $745,500 and $nil, respectively, as Extension Loans.

Other promissory notes

On July 15, 2022, the sponsor has agreed to loan the Company up to $500,000 to be used for a portion of the expenses of the Proposed Public Offering. This loan is non-interest bearing, unsecured and is due at the earlier of (1) the closing of the Proposed Public Offering or (2) the date on which the Company determines not to conduct an initial public offering of its securities. Effective on March 28, 2023, the Company and the sponsor entered into an extension agreement pursuant to which the sponsor agreed to extend the promissory note to May 31, 2023. In June 2023, the Company repaid promissory notes due to the sponsor.

In May 2024, the Company issued one non-interest bearing unsecured promissory note, in an amount of $657,700, to the Sponsor in exchange for loans to support the Company’s operations. The promissory notes are payable on the earlier of (i) September 28, 2024, or (ii) the date on which the Company consummates its business combination with Huajin. With the extension of the time to complete a business combination by March 28, 2025, the Company amended the payment term of the promissory notes, which are payable on the earlier of (i) March 28, 2025, or (ii) the date on which the Company consummates its business combination with Huajin.

In July 2024, the Company issued one non-interest bearing unsecured promissory note to the Sponsor in exchange for loans to support the Company’s operations. The Company could draw down a maximum amount of $1,000,000. As of September 30, 2024, the Company drew down $230,500 from the promissory note. The promissory notes are payable on the earlier of (i) March 28, 2025, or (ii) the date on which the Company consummates its business combination with Huajin.

As of September 30, 2024 and December 31, 2023, the Company had promissory notes as working capital loans of $888,200 and $nil, respectively, due to related parties.

Administrative Services Agreement

The Company is obligated, commencing on March 23, 2023, to pay the sponsor a monthly fee of $10,000 for general and administrative services. However, pursuant to the terms of such agreement, the Company may delay payment of such monthly fee upon a determination by the audit committee that the Company lacks sufficient funds held outside the trust to pay actual or anticipated expenses in connection with the initial Business Combination. Any such unpaid amount will accrue without interest and be due and payable no later than the date of the consummation of our initial Business Combination.

For the three months ended September 30, 2024 and 2023, the Company accrued administrative service expenses of $30,000 and $30,000, respectively. For the nine months ended September 30, 2024 and 2023, the Company accrued administrative service expenses of $90,000 and $60,000, respectively. As of September 30, 2024 and December 31, 2023, the Company had service fee payable of $180,000 and $90,000, respectively, due to the sponsor.

Note 5 — Related Party Transactions

Founder shares

On October 25, 2022, the sponsor acquired 2,156,250 Class B ordinary shares for an aggregate purchase price of $25,000. On February 10, 2023, our sponsor surrendered, and we cancelled, an aggregate of 718,750 Class B ordinary shares held by our sponsor pursuant to a share surrender agreement dated January 13, 2023. The Initial Shareholders have agreed to forfeit up to 187,500 Founder Shares to the extent that the over-allotment option is not exercised in full so that the Initial Shareholders collectively own 20% of the number of Class A ordinary shares and Class B ordinary shares outstanding shares upon completion of the Proposed Public Offering (assuming the Initial

Shareholders do not purchase any Public Shares in the IPO and excluding the Private Units). On March 28, 2023, the underwriters over-allotment was exercised in full upon our initial public offering and none of the founder shares were subject to forfeiture.

The Company believed that it was appropriate to reflect the surrender and cancellation of 718,750 Class B ordinary shares on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented. As of December 31, 2023 and 2022, the Company had 1,437,500 Class B ordinary shares issued and outstanding.

As of October 25, 2022, the sponsor assigned, for nominal consideration, 420,000 Class B shares to Space Frontier Investment Holding Limited, 350,000 shares to Fen Zhang, our former CEO and Chairman of the board of directors, and 10,000 shares to each of our independent directors including John O’Donnell, Mitchell Cariaga, and Lauren Simmons. The transfer of the founders shares from the sponsor to Space Frontier Investment Holding Limited and our directors included restrictions on the sale or transfer of those shares, as well as other rights and obligations, identical to that between us and our sponsor, except that only our sponsor is obligated to forfeit shares in the event that no over-allotment option is exercised in connection with the closing of our initial public offering.

The sponsor, as well as our advisor Space Frontier Investment Holding Limited, and our current and past directors have agreed not to transfer, assign or sell its founder shares until the earlier to occur of: (i) one year after the date of the consummation of the Company’s Initial Business Combination or (ii) the date on which the closing price of the Company’s Class A ordinary shares equals or exceeds $12.50 per Class A ordinary share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing six months after our initial business combination.

As of December 31, 2023 and 2022, the Company did not record share-based compensation expenses for ordinary shares assigned to initial board of directors and Space Frontier Investment Holding Limited, because the Initial Business Combination is not considered probable until it occurs.

Working Capital Loan

The sponsor or affiliates of the sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as the Company may require, of which up to $1,151,000 of such loans may be convertible into up to an additional 115,100 Private Units at a price of $10.00 per unit (the “Working Capital Units”), and, in connection therewith, will issue and deliver up to an aggregate of 115,100 rights (the “Working Capital Rights”) and 115,100 warrants (the “Working Capital Warrants”). Working Capital Warrants are not transferrable (except to certain permitted transferees as described in the Warrant Agreement between the Company and Continental Stock Transfer & Trust Company, until after the consummation by the Company of an initial Business Combination. Working Capital Warrants are issuable in the same form as the Public Warrants, except that they shall not be redeemable by the us so long as they are held by their initial purchasers or any of permitted transferees thereof. As of December 31, 2023 and 2022, the Company had no working capital loans due to the sponsor or its affiliates.

Promissory Note — Related Party

On July 15, 2022, the sponsor has agreed to loan the Company up to $500,000 to be used for a portion of the expenses of the Proposed Public Offering. This loan is non-interest bearing, unsecured and is due at the earlier of (1) the closing of the Proposed Public Offering or (2) the date on which the Company determines not to conduct an initial public offering of its securities. Effective on March 28, 2023, the Company and the sponsor entered into an extension agreement pursuant to which the sponsor agreed to extend the promissory note to May 31, 2023.

In June 2023, the Company repaid promissory notes due to the sponsor. As of December 31, 2023 and 2022, the Company had promissory notes due to related parties of $nil and $295,000, respectively.

Administrative Services Agreement

The Company is obligated, commencing on March 23, 2023, to pay the sponsor a monthly fee of $10,000 for general and administrative services. However, pursuant to the terms of such agreement, the Company may delay payment of such monthly fee upon a determination by the audit committee that the Company lacks sufficient funds held outside the trust to pay actual or anticipated expenses in connection with the initial Business Combination. Any such unpaid amount will accrue without interest and be due and payable no later than the date of the consummation of our initial Business Combination.

For the year ended December 31, 2023, the Company accrued administrative service expenses of $90,000. As of December 31, 2023, the Company did not pay the service fee to the sponsor.